Net Investments in Properties (Land and Buildings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Investments [Line Items]
Real Estate Investment Property, Accumulated Depreciation	$ 135,175	$ 122,312
Real Estate Investment Property, Net	621,182	548,131
Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	111,483	111,660
Investment Building And Building Improvements	534,999	448,932
Real Estate Investment Property, Accumulated Depreciation	118,054	108,032
Real Estate Investment Property, Net	528,428	452,560
Operating Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	24,031	24,030
Investment Building And Building Improvements	85,844	85,821
Real Estate Investment Property, Accumulated Depreciation	17,121	14,280
Real Estate Investment Property, Net	$ 92,754	$ 95,571